Capital Stock and Earnings per Share - Reconciliation of Weighted Average Shares for Basic and Diluted Shares Computations (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average shares outstanding for basic net earnings per share	208.7	209.6	208.6
Effect of dilutive stock options and other equity awards	1.0	0.7	1.8
Weighted average shares outstanding for diluted net earnings per share	209.7	210.3	210.4